Composition of Certain Balance Sheet Items - Schedule of Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Deferred rent	$ 1,417	$ 1,055	$ 932
Deferred compensation			718
Other non-current liabilities	$ 1,417	$ 1,055	$ 1,650